Estimated Future Amortization Expense on Payments for Processing Rights and Conversion Costs (Detail) (Contract Acquisition Costs, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
2013	$ 17,769
2014	16,699
2015	15,715
2016	13,059
2017	9,316
Conversion costs
Finite-Lived Intangible Assets [Line Items]
2013	14,622
2014	13,460
2015	11,552
2016	9,181
2017	$ 7,240